Payroll costs, share based payments and management incentive schemes	12 Months Ended
Dec. 31, 2018
Employee Benefits And Share-Based Payments [Abstract]
Payroll costs, share based payments and management incentive schemes
Payroll costs, share based payments and management incentive schemes

(a)	Payroll costs
The average number of persons employed by the Company (excluding non-Executive Directors) is analyzed and set out below:

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Production	2,915	2,285	2,627
Administration, distribution & sales	1,510	1,572	1,571
Total number of employees	4,425	3,857	4,198

The increase in the number of employees in the table above for the year ended December 31, 2018 compared with the year ended December 31, 2017 is primarily due to the acquisitions of Goodfella's and Aunt Bessie's in 2018.
The table below discloses the Company’s aggregate payroll costs of these persons. Payroll costs exclude long term management incentive scheme and share based payment costs, but includes bonus costs.

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
	€m	€m	€m
Wages and salaries	240.6	200.8	205.4
Social security costs	46.0	42.0	45.9
Other pension costs	13.1	14.6	13.2
Total payroll costs	299.7	257.4	264.5

(b)	Share based payments
The Company's discretionary share award scheme, the LTIP, enables the Company’s Compensation Committee to make grants (“Awards”) in the form of rights over ordinary shares, to any Director, Non-Executive Director or employee of the Company. However, it is the Committee’s current intention that Awards be granted only to Directors and senior management, whilst recognizing a separate annual Restricted Stock Award for Non-Executive Directors.
All Awards are to be settled by physical delivery of shares.
Non-Executive Director Restricted Share Awards
In accordance with the Board approved independent Non-Executive Director compensation guidelines, each independent Non-Executive Director is granted $100,000 of restricted shares annually on the date of the annual general meeting, valued at the closing market price for such shares on this date. The restricted shares vest on the earlier to occur of the date of the Company’s annual meeting of shareholders or thirteen months from the date of grant.
The Non-Executive Directors restricted share awards, granted at a share price of $11.50 on December 7, 2015, vested on June 16, 2016 and were issued in July 2016 at a share price of $8.98. Of the total 34,780 number of shares vesting, 11,568 shares were held back from issue by the Company as settlement towards personal tax liabilities arising on the vested shares.
The Non-Executive Directors restricted share awards granted on June 16, 2016, which consisted of 55,680 shares at a share price of $8.98, vested on June 19, 2017 and were issued at a share price of $14.38, resulting in a €0.3 million increase in the share based compensation reserve. Of the total 55,680 number of shares vesting, 9,384 shares were held back from issue by the Company as settlement towards personal tax liabilities arising on the vested shares.
The Non-Executive Directors restricted share awards granted on June 19, 2017, which consisted of 53,498 shares at a share price of $14.38, vested on June 14, 2018 and were issued at a share price of $17.94, resulting in a €0.2 million increase in the share based compensation reserve. Of the total 53,498 number of shares vesting, 12,312 shares were held back from issue by the Company as settlement towards personal tax liabilities arising on the vested shares.
On June 14, 2018, after the Company's annual general meeting of shareholders, the current Non-Executive Directors were granted a 44,272 restricted share award at a share price of $18.07.
The total charge for Non-Executive Director grants within the Statement of Consolidated Profit or Loss for the year ended December 31, 2018 for stock compensation awards was €0.9 million (year ended December 31, 2017: €0.8 million; year ended December 31, 2016: €0.6 million).
Director and Senior Management Share Awards

As part of its long term incentive initiatives, the Company has outstanding awards over 4,624,653 ordinary shares granted to certain members of its management team (the “Management Share Awards”) as of the following three award dates:

	January 1, 2016 Award	January 1, 2017 Award	January 1, 2018 Award	Total
Number of awards outstanding at January 1, 2018	3,837,000	1,090,000	—	4,927,000
New awards granted in the period	—	—	583,700	583,700
Awards vested and issued in the period	(294,810)	—	—	(294,810)
Forfeitures in the period	(516,237)	(75,000)	—	(591,237)
Number of awards outstanding at December 31, 2018	3,025,953	1,015,000	583,700	4,624,653

Relevant to each grant, the vesting of such awards is subject to the following performance conditions: up to one-half of such award will vest if the Company achieves one of a range of benchmark market share price performance targets over a four-year period (the "Share Price Performance Condition") and up to one-half of such award will vest upon the Company achieving one of a range of cumulative EBITDA performance targets over a four-year period (the "EBITDA Performance Condition"). If the Share Price Performance Condition is satisfied, up to 50% of the shares subject to the Share Price Performance Condition will vest in the initial two-year period following the grant and up to 50% of the shares subject to the Share Price Performance Condition will vest over the subsequent two-year period following the grant.
•For the 2016 award, the initial two-year period is through to January 1, 2018 and the subsequent two-year period is through to January 1, 2020.
•For the 2017 award, the initial two-year period is through to January 1, 2019 and the subsequent two-year period is through to January 1, 2021.
•For the 2018 award, the initial two-year period is through to January 1, 2020 and the subsequent two-year period is through to January 1, 2022.
With respect to each such award, if the respective EBITDA Performance Condition is satisfied, up to 50% of such award subject to the EBITDA Performance Condition will vest on January 1, 2020, 2021 and 2022, respectively, as the case may be.
In September 2018, 294,810 restricted shares granted as part of the 2016 Management Share Awards vested at a share price of $20.72, resulting in the issuance of 181,054 ordinary shares to participants in the LTIP in October 2018 (net of 113,756 ordinary shares held back from issue by the Company as settlement towards personal tax liabilities arising on the vested ordinary shares).
The stock compensation charge reported within the Consolidated Statement of Profit or Loss for the year ended December 31, 2018 related to the management plan is €12.1 million (year ended December 31, 2017: €1.8 million: year ended December 31, 2016: €0.6 million)
The Company calculates the cost of the Management Share Awards based upon their fair value using the Monte Carlo Model, which is considered to be the most appropriate methodology considering the restricted shares only vest once the market performance conditions have been satisfied, as well as expected exercise period and the payment of dividends by the Company. Following a revision to the January 1, 2016 and 2017 awards, which included changes to the EBITDA Performance Conditions and benchmark market share price targets, the inputs and assumptions underlying the Monte Carlo models for all awards outstanding as of valuation date are now as follows:

	January 1, 2016 award	January 1, 2017 award	January 1, 2018 award
Revised grant date price	$16.91	$16.91	$16.91
Exercise price	$—	$—	$—
Expected life of restricted share	0.78 - 2.00 years	1.25 - 3.00 years	2.54 - 4.00 years
Expected volatility of the share price	22.0%	22.0%	24.0%
Dividend yield expected	—%	—%	—%
Risk free rate	2.06%	2.15%	2.23%
Employee exit rate	19.0%	19.0%	19.0%
EBITDA Performance Target Condition	70.0%-90.0%	50.0%-70.0%	40.0%-50.0%

The expected volatility of the share price inputs above were estimated by referencing selected quoted companies which are considered to exhibit some degree of comparability with the Company, as the Company has only been listed for approximately three years.

Based on the assessment of fair value and the number of shares expected to vest, the total fair values in respect of the restricted shares are:

•2016 award - $19.6 million (€15.9 million)
•2017 award - $4.2 million (€3.4 million)
•2018 award - $1.6 million (€1.3 million)
Initial Options
On April 11, 2014 Lord Myners, Alun Cathcart (resigned February 2016) and Guy Yamen (resigned June 2015), all Non-Executive Directors, were granted options (“Initial Options”) to purchase a maximum of 125,000 Ordinary Shares at an exercise price of $11.50 per ordinary share (subject to such adjustment to the number of Ordinary Shares and/or the exercise price as the Directors consider appropriate in accordance with the terms of the Initial Option Deeds in respect of an issue of Ordinary Shares by way of a dividend or distribution to holders of Ordinary Shares, a subdivision or consolidation or any other variation to the share capital of Nomad, as determined by the Directors).
In June 2018, former Non-Executive Directors exercised 9,375 of 125,000 initial options granted to them for €0.1 million. The remaining 115,625 options expire in June 2020.

The awards are now exercisable within a five year period, which commenced on the trading day immediately following the Iglo Group acquisition on June 1, 2015. Nomad has calculated the cost of the Initial Options based upon their fair value and taking into account the vesting period and using the Black-Scholes methodology. The valuation of the Initial Options has been based on the following assumptions:

–	market value of Ordinary Shares at the grant date of $10.00;

–	an exercise price of $11.50;

–	1 year expected time to acquisition;

–	probability of acquisition of 61%;

–	volatility of 17.03%; and

–	a risk free interest rate of 0.84%.
Such securities and awards have been accounted for in accordance with “IFRS 2—Share Based Payment”. Based on the preceding assumptions, the total value for the Initial Options is €0.06 million. There were no forfeitures at the grant date and the expense was recognized over an estimated 2-year period ended on April 1, 2016.